Share-based payments (Details)	12 Months Ended
	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 GBP (£) EquityInstruments £ / shares shares	Jun. 30, 2018 GBP (£) EquityInstruments	Jun. 30, 2017 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement
Expenses related to equity-settled share-based payment transactions | £		£ 699,000	£ 2,915,000	£ 2,187,000
Expenses related to cash-settled share-based payment transactions | £		£ 552,000	£ 3,301,000	£ 1,903,000
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement
Shares reserved for issuance | shares	16,000,000	16,000,000
Shares that remain available for issuance | shares	15,059,727	15,059,727
Outstanding in share-based payment arrangement at beginning of period		83,153
Awarded		55,976
Vested		(44,577)
Outstanding in share-based payment arrangement at end of period		94,552	83,153
Fair value of shares awarded (per share) | (per share)	$ 18.30	£ 14.34